Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.38539%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$648,691.73

Principal:
Principal Collections	$9,236,868.82
Prepayments in Full	$3,271,811.55
Liquidation Proceeds	$126,772.61
Recoveries	$52,800.83
Sub Total	$12,688,253.81
Collections	$13,336,945.54

Purchase Amounts:
Purchase Amounts Related to Principal	$199,011.28
Purchase Amounts Related to Interest	$974.16
Sub Total	$199,985.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,536,930.98

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,536,930.98
Servicing Fee	$133,827.93	$133,827.93	$0.00	$0.00	$13,403,103.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,403,103.05
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,403,103.05
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,403,103.05
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,403,103.05
Interest - Class A-4 Notes	$251,430.65	$251,430.65	$0.00	$0.00	$13,151,672.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,151,672.40
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$12,954,930.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,954,930.40
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$12,813,348.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,813,348.73
Regular Principal Payment	$11,901,568.18	$11,901,568.18	$0.00	$0.00	$911,780.55
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$911,780.55
Residual Released to Depositor	$0.00	$911,780.55	$0.00	$0.00	$0.00
Total		$13,536,930.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,901,568.18
Total					$11,901,568.18

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,901,568.18	$158.69	$251,430.65	$3.35	$12,152,998.83	$162.04
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$11,901,568.18	$9.05	$589,754.32	$0.45	$12,491,322.50	$9.50

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$56,927,695.19	0.7590359	$45,026,127.01	0.6003484
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$122,707,695.19	0.0932585	$110,806,127.01	0.0842133

Pool Information
Weighted Average APR	4.805%	4.853%
Weighted Average Remaining Term	22.69	22.10
Number of Receivables Outstanding	12,709	12,026
Pool Balance	$160,593,519.65	$147,589,456.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$149,023,479.74	$137,121,911.56
Pool Factor	0.1091522	0.1003136

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$10,467,545.05
Targeted Overcollateralization Amount	$36,783,329.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,783,329.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$169,598.78
(Recoveries)		92	$52,800.83
Net Loss for Current Collection Period			$116,797.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8727%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9607%
Second Prior Collection Period			0.9925%
Prior Collection Period			0.5988%
Current Collection Period			0.9096%
Four Month Average (Current and Prior Three Collection Periods)			0.8654%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,891	$14,538,492.26
(Cumulative Recoveries)			$3,218,169.10
Cumulative Net Loss for All Collection Periods			$11,320,323.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7694%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,028.88
Average Net Loss for Receivables that have experienced a Realized Loss			$3,915.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.37%	168	$3,496,353.60
61-90 Days Delinquent	0.42%	33	$612,849.40
91-120 Days Delinquent	0.09%	6	$126,017.31
Over 120 Days Delinquent	0.52%	36	$769,835.82
Total Delinquent Receivables	3.39%	243	$5,005,056.13

Repossession Inventory:
Repossessed in the Current Collection Period		17	$599,367.42
Total Repossessed Inventory		26	$819,389.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5297%
Prior Collection Period			0.5823%
Current Collection Period			0.6236%
Three Month Average			0.5785%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			1.0222%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	45

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	40	$828,795.15
2 Months Extended	81	$1,644,521.22
3+ Months Extended	21	$560,539.96

Total Receivables Extended	142	$3,033,856.33
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer